GROUP STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Investments at fair value through income or loss	$ 300	$ 400	$ 414
Investments accounted for using the equity method		0	2,863
Intangible fixed assets	176	888	2,103
Property, plant and equipment	7,071	59,728	76,991
Right of use assets			525
Total non-current assets	7,547	61,016	82,896
Current assets
Trade and other receivables	2,451	2,480	823
Prepaids	628	1,355	5,979
Intangible fixed assets	6	385	443
Cash and cash equivalents	8,626	7,443	20,092
Current assets	11,711	11,663	27,337
Assets held for sale		3,261
Total current assets	11,711	14,924	27,337
Total assets	19,258	75,940	110,233
Equity
Common Stock	938	712	634
Additional paid-in capital	232,257	209,779	202,103
Share based payment reserve	15,162	12,166	8,528
Currency translation reserve	(30,766)	(30,525)	(29,350)
Accumulated loss	(247,076)	(191,974)	(157,337)
Total equity (deficit)	(29,485)	158	24,578
Current liabilities
Trade and other payables	8,184	11,175	9,780
Income Tax	398
Loans and Borrowings	857	14,320	11,605
Lease liability			5
Current liabilities	9,439	25,495	21,390
Liabilities held for sale		2,090
Total current liabilities	9,439	27,585	21,390
Non-current liabilities
Issued debt - bond	39,304	38,170	37,809
Loans		10,027	25,916
Lease liability			540
Total liabilities	48,743	75,782	85,655
Total equity and liabilities	$ 19,258	$ 75,940	$ 110,233